HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Communications - 4.9%
Entertainment Content - 1.2%
Walt Disney Company (The) (a)	4,585	$ 448,734

Internet Media & Services - 3.0%
Alphabet, Inc. - Class C (a)	10,800	1,095,660

Telecommunications - 0.7%
Verizon Communications, Inc.	6,485	252,785

Consumer Discretionary - 7.9%
E-Commerce Discretionary - 1.3%
Amazon.com, Inc. (a)	4,800	463,392

Home Construction - 0.9%
Lennar Corporation - Class A	4,000	351,320

Leisure Facilities & Services - 2.5%
Chipotle Mexican Grill, Inc. (a)	370	601,975
Starbucks Corporation	3,200	327,040
		929,015
Retail - Discretionary - 3.2%
AutoZone, Inc. (a)	400	1,031,600
Home Depot, Inc. (The)	430	139,316
		1,170,916
Consumer Staples - 7.1%
Beverages - 1.4%
PepsiCo, Inc.	2,850	528,704

Food - 1.1%
Mondelēz International, Inc. - Class A	5,850	395,519

Household Products - 0.2%
Estée Lauder Companies, Inc. (The) - Class A	350	82,526

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Consumer Staples - 7.1% (Continued)
Retail - Consumer Staples - 2.7%
Dollar General Corporation	3,900	$ 997,152

Wholesale - Consumer Staples - 1.7%
Sysco Corporation	7,000	605,570

Energy - 8.7%
Oil & Gas Producers - 7.4%
Coterra Energy, Inc.	18,900	527,499
Devon Energy Corporation	9,850	674,922
Enbridge, Inc.	12,006	495,728
Exxon Mobil Corporation	9,250	1,029,895
		2,728,044
Oil & Gas Services & Equipment - 1.3%
Schlumberger Ltd.	9,252	476,940

Financials - 10.0%
Banking - 3.9%
Bank of America Corporation	20,365	770,815
JPMorgan Chase & Company	4,713	651,243
		1,422,058
Institutional Financial Services - 2.0%
Morgan Stanley	8,050	749,213

Insurance - 2.3%
Marsh & McLennan Companies, Inc.	5,000	865,900

Specialty Finance - 1.8%
American Express Company	4,100	646,119

Health Care - 12.4%
Biotech & Pharma - 5.2%
AbbVie, Inc.	6,300	1,015,434
Eli Lilly & Company	1,500	556,620
Pfizer, Inc.	7,000	350,910
		1,922,964

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Health Care Facilities & Services - 2.7%
UnitedHealth Group, Inc.	1,800	$ 985,968

Medical Equipment & Devices - 4.5%
Danaher Corporation	2,650	724,536
Illumina, Inc. (a)	1,150	250,792
PerkinElmer, Inc.	2,114	295,389
Thermo Fisher Scientific, Inc.	675	378,149
		1,648,866
Industrials - 9.1%
Engineering & Construction - 1.8%
Fluor Corporation (a)	19,366	650,891

Industrial Intermediate Products - 1.2%
Chart Industries, Inc. (a)	3,081	440,552

Industrial Support Services - 1.5%
United Rentals, Inc. (a)	1,629	575,086

Machinery - 1.2%
Lincoln Electric Holdings, Inc.	3,000	443,640

Transportation & Logistics - 3.4%
CSX Corporation	30,790	1,006,525
Southwest Airlines Company (a)	6,150	245,447
		1,251,972
Materials - 3.6%
Chemicals - 1.2%
Sherwin-Williams Company (The)	1,785	444,786

Steel - 2.4%
Nucor Corporation	5,940	890,703

Real Estate - 5.6%
REITs - 5.6%
American Tower Corporation	1,500	331,875

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Real Estate - 5.6% (Continued)
REITs - 5.6% (Continued)
Prologis, Inc.	4,800	$ 565,392
Simon Property Group, Inc.	5,740	685,586
Weyerhaeuser Company	14,196	464,351
		2,047,204
Technology - 23.2%
Semiconductors - 8.7%
Advanced Micro Devices, Inc. (a)	12,792	993,043
KLA Corporation	3,050	1,199,108
NVIDIA Corporation	5,900	998,457
		3,190,608
Software - 6.0%
Adobe, Inc. (a)	1,050	362,176
Microsoft Corporation	4,935	1,259,116
Salesforce, Inc. (a)	3,800	608,950
		2,230,242
Technology Hardware - 7.2%
Apple, Inc.	8,065	1,193,862
Ciena Corporation (a)	15,750	708,120
Cisco Systems, Inc.	15,156	753,556
		2,655,538
Technology Services - 1.3%
Visa, Inc. - Class A	2,200	477,400

Utilities - 3.0%
Electric Utilities - 3.0%
AES Corporation (The)	15,150	438,138
Duke Energy Corporation	6,580	657,540
		1,095,678

Total Common Stocks (Cost $24,421,841)		$ 35,161,665

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (b) (Cost $1,691,645)	1,691,645	$ 1,691,645

Investments at Value - 100.1% (Cost $26,113,486)		$ 36,853,310

Liabilities in Excess of Other Assets - (0.1%)		(24,409)

Net Assets - 100.0%		$ 36,828,901

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2022.